BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	As of
US$ MILLIONS	June 30, 2018	December 31, 2017
Current	$226	$364
Non-current	9,463	7,699
Total	$9,689	$8,063

	Maturity	Annual Rate	Currency	As of
				June 30, 2018	December 31, 2017
Corporate revolving credit facility	June 30, 2023	LIBOR plus 1.2%	US$	$—	$789
Medium-term notes(1):
Current:
Public - Canadian	October 30, 2018	3.0%	C$	95	99
Non-current:
Public - Canadian	October 30, 2020	3.5%	C$	285	298
Public - Canadian	March 11, 2022	3.5%	C$	343	358
Public - Canadian	February 22, 2024	3.3%	C$	228	239
Public - Canadian	February 22, 2024	3.3%	C$	305	318
Total				$1,256	$2,101

1.	See Note 12 Subsidiary Public Issuers for further details.